TRADE AND OTHER RECEIVABLES - Disclosure of trade and other receivables (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Trade and other receivables [abstract]
Trade receivables	R 56.5	R 23.1
Value Added Tax	50.2	83.5
Other receivables	21.2	17.3
Prepayments	17.4	25.1
Allowance for impairment	(1.2)	(2.6)	R (4.9)
Total trade and other receivables	R 144.1	R 146.4